Note 10 - Additional Information on Operating Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of depreciation and amortisation expense [text block]
	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2018	2017	2016	2018	2017	2016

Cost of sales	2,681.9	2,364.7	2,283.3	10.3	6.2	4.3
Distribution expenses	225.2	197.6	200.9	–	–	–
Sales and marketing expenses	581.4	532.2	538.0	117.1	142.3	222.9
Administrative expenses	231.8	231.1	182.5	175.2	142.0	95.8
	3,720.3	3,325.6	3,204.7	302.6	290.5	323.0